UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Market Neutral Value Fund
December 31, 2017

AC Alternatives Market Neutral Value - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 87.6%
Aerospace and Defense — 5.6%
Boeing Co. (The)	6,465	1,906,593
HEICO Corp., Class A(1)	194,363	15,364,395
L3 Technologies, Inc.(1)	44,690	8,841,917
Textron, Inc.	98,934	5,598,675
		31,711,580
Airlines — 2.7%
Alaska Air Group, Inc.(1)	110,480	8,121,385
Southwest Airlines Co.(1)	110,840	7,254,478
		15,375,863
Auto Components — 1.3%
Lear Corp.	40,900	7,225,394
Automobiles — 1.9%
Ford Motor Co.	312,500	3,903,125
Honda Motor Co. Ltd. ADR	199,300	6,792,144
		10,695,269
Banks — 4.1%
Bank of the Ozarks, Inc.(1)	181,770	8,806,757
BB&T Corp.	111,100	5,523,892
PNC Financial Services Group, Inc. (The)	22,780	3,286,926
U.S. Bancorp	59,650	3,196,047
Wells Fargo & Co.	36,460	2,212,028
		23,025,650
Beverages — 1.1%
Boston Beer Co., Inc. (The), Class A(1)(2)	32,960	6,298,656
Biotechnology — 0.8%
Gilead Sciences, Inc.	62,320	4,464,605
Capital Markets — 0.9%
AllianceBernstein Holding LP	203,496	5,097,575
Commercial Services and Supplies — 0.4%
Republic Services, Inc.	30,160	2,039,118
Communications Equipment — 1.1%
F5 Networks, Inc.(2)	23,010	3,019,372
Juniper Networks, Inc.	106,950	3,048,075
		6,067,447
Consumer Finance — 1.6%
Discover Financial Services(1)	117,650	9,049,638
Containers and Packaging — 1.8%
Crown Holdings, Inc.(2)	42,830	2,409,188
Graphic Packaging Holding Co.	329,840	5,096,028
WestRock Co.	39,210	2,478,464
		9,983,680
Diversified Telecommunication Services — 1.7%
AT&T, Inc.(1)	247,870	9,637,186
Electric Utilities — 1.8%
Edison International(1)	77,218	4,883,266
Eversource Energy	53,180	3,359,913

Pinnacle West Capital Corp.	25,950	2,210,421
		10,453,600
Electrical Equipment — 2.1%
Eaton Corp. plc	104,380	8,247,064
Hubbell, Inc.	28,075	3,799,670
		12,046,734
Electronic Equipment, Instruments and Components — 0.8%
TE Connectivity Ltd.	49,850	4,737,744
Energy Equipment and Services — 1.4%
National Oilwell Varco, Inc.	74,940	2,699,339
Schlumberger Ltd.	76,787	5,174,676
		7,874,015
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.(1)	51,180	7,301,851
Food and Staples Retailing — 2.0%
Kroger Co. (The)	165,330	4,538,308
Wal-Mart Stores, Inc.	67,680	6,683,400
		11,221,708
Food Products — 4.0%
Campbell Soup Co.	78,240	3,764,126
Conagra Brands, Inc.	131,560	4,955,865
General Mills, Inc.	94,450	5,599,941
J.M. Smucker Co. (The)	38,700	4,808,088
Mondelez International, Inc., Class A	78,660	3,366,648
		22,494,668
Gas Utilities — 0.8%
Atmos Energy Corp.	19,720	1,693,751
Spire, Inc.	40,485	3,042,447
		4,736,198
Health Care Equipment and Supplies — 3.1%
Medtronic plc	120,550	9,734,412
Zimmer Biomet Holdings, Inc.(1)	63,677	7,683,904
		17,418,316
Health Care Providers and Services — 0.4%
McKesson Corp.	15,680	2,445,296
Hotels, Restaurants and Leisure — 0.7%
Cheesecake Factory, Inc. (The)	83,050	4,001,349
Household Durables — 0.4%
PulteGroup, Inc.	69,003	2,294,350
Household Products — 0.4%
Procter & Gamble Co. (The)	25,020	2,298,838
Industrial Conglomerates — 1.0%
General Electric Co.	326,800	5,702,660
Insurance — 3.6%
Chubb Ltd.	60,602	8,855,770
EMC Insurance Group, Inc.	38,987	1,118,537
Marsh & McLennan Cos., Inc.	20,932	1,703,655
MetLife, Inc.(1)	136,333	6,892,997
ProAssurance Corp.	34,979	1,999,050
		20,570,009
Internet Software and Services — 0.8%
Alphabet, Inc., Class C(2)	4,210	4,405,344

IT Services — 0.8%
International Business Machines Corp.	30,100	4,617,942
Machinery — 5.1%
Crane Co.(1)	98,720	8,807,798
Cummins, Inc.(1)	61,740	10,905,754
Dover Corp.	47,549	4,801,973
Rexnord Corp.(2)	178,590	4,646,912
		29,162,437
Multiline Retail — 1.5%
Dollar General Corp.	35,250	3,278,603
Target Corp.	80,130	5,228,482
		8,507,085
Oil, Gas and Consumable Fuels — 11.9%
Anadarko Petroleum Corp.	43,090	2,311,348
BP Midstream Partners LP(2)	790,921	16,269,245
Enterprise Products Partners LP	90,730	2,405,252
EQT Midstream Partners LP	31,940	2,334,814
Noble Midstream Partners LP	24,805	1,240,250
Royal Dutch Shell plc, Class A ADR	647,151	43,171,443
		67,732,352
Pharmaceuticals — 2.1%
Merck & Co., Inc.	55,130	3,102,165
Pfizer, Inc.(1)	238,649	8,643,867
		11,746,032
Road and Rail — 1.2%
Norfolk Southern Corp.	5,940	860,706
Union Pacific Corp.	44,640	5,986,224
		6,846,930
Semiconductors and Semiconductor Equipment — 3.2%
Cirrus Logic, Inc.(2)	96,190	4,988,414
KLA-Tencor Corp.	44,330	4,657,753
Lam Research Corp.	25,030	4,607,272
Maxim Integrated Products, Inc.	76,600	4,004,648
		18,258,087
Software — 0.8%
Microsoft Corp.	50,236	4,297,187
Specialty Retail — 0.5%
L Brands, Inc.	51,010	3,071,822
Textiles, Apparel and Luxury Goods — 7.1%
Burberry Group plc	238,390	5,763,299
Hanesbrands, Inc.(1)	283,980	5,938,022
Michael Kors Holdings Ltd.(2)	173,730	10,936,303
Ralph Lauren Corp.(1)	108,720	11,273,177
Wolverine World Wide, Inc.	195,758	6,240,765
		40,151,566
Trading Companies and Distributors — 3.0%
MSC Industrial Direct Co., Inc., Class A	66,200	6,398,892
W.W. Grainger, Inc.(1)	44,250	10,454,062
		16,852,954
Water Utilities — 0.8%
Evoqua Water Technologies Corp.(2)	194,958	4,622,454
TOTAL COMMON STOCKS (Cost $414,155,768)		496,541,189
EXCHANGE-TRADED FUNDS — 9.0%
Consumer Discretionary Select Sector SPDR Fund	260,174	25,676,572

iShares Russell 1000 Value ETF	69,063	8,587,294
iShares U.S. Real Estate ETF	210,220	17,029,922
TOTAL EXCHANGE-TRADED FUNDS (Cost $46,998,222)		51,293,788
CONVERTIBLE BONDS — 2.5%
Semiconductors and Semiconductor Equipment — 2.5%
Microchip Technology, Inc., 1.625%, 2/15/25(2) (Cost $8,475,212)	8,438,000	14,386,790
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $139,025), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $136,043)		136,026
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $229,067), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $222,013)		222,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $358,026)		358,026
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 99.2% (Cost $469,987,228)		562,579,793
SECURITIES SOLD SHORT — (98.5)%
COMMON STOCKS SOLD SHORT — (89.0)%
Aerospace and Defense — (5.8)%
General Dynamics Corp.	(28,050)	(5,706,772)
HEICO Corp.	(161,366)	(15,224,882)
Northrop Grumman Corp.	(8,010)	(2,458,349)
Raytheon Co.	(32,980)	(6,195,293)
Rolls-Royce Holdings plc	(285,990)	(3,274,990)
		(32,860,286)
Airlines — (2.7)%
American Airlines Group, Inc.	(232,540)	(12,099,056)
Spirit Airlines, Inc.	(71,520)	(3,207,672)
		(15,306,728)
Automobiles — (3.1)%
General Motors Co.	(169,747)	(6,957,930)
Tesla, Inc.	(33,530)	(10,439,565)
		(17,397,495)
Banks — (4.0)%
KeyCorp	(391,928)	(7,905,188)
M&T Bank Corp.	(19,020)	(3,252,230)
Regions Financial Corp.	(256,750)	(4,436,640)
Zions BanCorp.	(145,120)	(7,376,449)
		(22,970,507)
Beverages — (1.1)%
Constellation Brands, Inc., Class A	(27,980)	(6,395,389)
Capital Markets — (1.5)%
Eaton Vance Corp.	(89,040)	(5,020,966)
FactSet Research Systems, Inc.	(18,150)	(3,498,594)
		(8,519,560)
Commercial Services and Supplies — (0.4)%
Waste Management, Inc.	(23,500)	(2,028,050)
Consumer Finance — (1.6)%
Capital One Financial Corp.	(90,280)	(8,990,082)
Containers and Packaging — (1.7)%
Ball Corp.	(259,722)	(9,830,478)

Distributors — (0.7)%
Pool Corp.	(29,830)	(3,867,460)
Diversified Financial Services — (0.3)%
Berkshire Hathaway, Inc., Class B	(9,934)	(1,969,118)
Diversified Telecommunication Services — (1.7)%
Verizon Communications, Inc.	(181,240)	(9,593,033)
Electric Utilities — (0.5)%
Southern Co. (The)	(58,333)	(2,805,234)
Electronic Equipment, Instruments and Components — (0.8)%
Amphenol Corp., Class A	(51,750)	(4,543,650)
Energy Equipment and Services — (1.4)%
Halliburton Co.	(162,741)	(7,953,153)
Equity Real Estate Investment Trusts (REITs) — (4.3)%
AvalonBay Communities, Inc.	(25,350)	(4,522,694)
Crown Castle International Corp.	(67,048)	(7,442,998)
Equity Residential	(57,990)	(3,698,022)
Essex Property Trust, Inc.	(17,190)	(4,149,150)
Simon Property Group, Inc.	(26,620)	(4,571,719)
		(24,384,583)
Food and Staples Retailing — (2.9)%
Costco Wholesale Corp.	(87,420)	(16,270,610)
Food Products — (4.0)%
Kraft Heinz Co. (The)	(219,433)	(17,063,110)
Nestle SA	(64,590)	(5,550,356)
		(22,613,466)
Health Care Equipment and Supplies — (4.2)%
Align Technology, Inc.	(22,230)	(4,939,284)
Becton Dickinson and Co.	(14,300)	(3,061,058)
Koninklijke Philips NV	(38,010)	(1,437,971)
Stryker Corp.	(93,290)	(14,445,024)
		(23,883,337)
Health Care Providers and Services — (0.5)%
AmerisourceBergen Corp., Class A	(28,071)	(2,577,479)
Hotels, Restaurants and Leisure — (1.3)%
Chipotle Mexican Grill, Inc.	(13,300)	(3,844,099)
MGM Resorts International	(107,690)	(3,595,769)
		(7,439,868)
Household Durables — (0.4)%
Toll Brothers, Inc.	(48,200)	(2,314,564)
Household Products — (0.4)%
Reckitt Benckiser Group plc	(26,220)	(2,449,186)
Insurance — (3.3)%
Aon plc	(12,900)	(1,728,600)
Hartford Financial Services Group, Inc. (The)	(54,830)	(3,085,832)
Prudential Financial, Inc.	(59,343)	(6,823,258)
Travelers Cos., Inc. (The)	(50,840)	(6,895,938)
		(18,533,628)
Internet and Direct Marketing Retail — (1.5)%
Amazon.com, Inc.	(7,340)	(8,583,910)
IT Services — (0.8)%
Gartner, Inc.	(38,260)	(4,711,719)
Machinery — (8.5)%
Caterpillar, Inc.	(30,770)	(4,848,737)

CNH Industrial NV	(603,530)	(8,087,302)
Deere & Co.	(65,710)	(10,284,272)
Illinois Tool Works, Inc.	(19,860)	(3,313,641)
Parker-Hannifin Corp.	(18,990)	(3,790,024)
RBC Bearings, Inc.	(36,753)	(4,645,579)
Xylem, Inc.	(193,520)	(13,198,064)
		(48,167,619)
Multi-Utilities — (0.4)%
Consolidated Edison, Inc.	(26,760)	(2,273,262)
Multiline Retail — (0.6)%
Dollar Tree, Inc.	(30,850)	(3,310,514)
Oil, Gas and Consumable Fuels — (7.6)%
Exxon Mobil Corp.	(97,770)	(8,177,483)
Royal Dutch Shell plc, Class A ADR	(4,166)	(277,914)
Royal Dutch Shell plc, Class B ADR	(442,240)	(30,200,569)
Valero Energy Corp.	(48,310)	(4,440,172)
		(43,096,138)
Pharmaceuticals — (2.8)%
AstraZeneca plc ADR	(174,632)	(6,059,731)
Bristol-Myers Squibb Co.	(40,700)	(2,494,096)
Eli Lilly & Co.	(88,570)	(7,480,622)
		(16,034,449)
Road and Rail — (4.3)%
Avis Budget Group, Inc.	(402,524)	(17,662,753)
CSX Corp.	(123,820)	(6,811,338)
		(24,474,091)
Semiconductors and Semiconductor Equipment — (3.4)%
Analog Devices, Inc.	(56,130)	(4,997,254)
Microchip Technology, Inc.	(162,250)	(14,258,530)
		(19,255,784)
Specialty Retail — (0.9)%
Tiffany & Co.	(47,899)	(4,979,101)
Textiles, Apparel and Luxury Goods — (6.6)%
Lululemon Athletica, Inc.	(115,562)	(9,082,018)
LVMH Moet Hennessy Louis Vuitton SE	(18,780)	(5,516,623)
NIKE, Inc., Class B	(198,786)	(12,434,064)
Skechers U.S.A., Inc., Class A	(116,030)	(4,390,575)
VF Corp.	(80,980)	(5,992,520)
		(37,415,800)
Trading Companies and Distributors — (3.0)%
Fastenal Co.	(308,590)	(16,876,787)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $440,416,324)		(504,676,118)
EXCHANGE-TRADED FUNDS SOLD SHORT — (9.5)%
Alerian MLP ETF	(2,061,736)	(22,246,131)
PowerShares QQQ Trust Series 1	(39,220)	(6,108,907)
SPDR S&P Oil & Gas Exploration & Production ETF	(61,320)	(2,279,878)
Technology Select Sector SPDR Fund	(209,270)	(13,382,817)
Utilities Select Sector SPDR Fund	(192,706)	(10,151,752)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $53,217,251)		(54,169,485)
TOTAL SECURITIES SOLD SHORT — (98.5)% (Proceeds $493,633,575)		(558,845,603)
OTHER ASSETS AND LIABILITIES(3) — 99.3%		563,367,051
TOTAL NET ASSETS — 100.0%		$567,101,241

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $138,940,103.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	490,777,890	5,763,299	—
Exchange-Traded Funds	51,293,788	—	—
Convertible Bonds	—	14,386,790	—
Temporary Cash Investments	—	358,026	—
	542,071,678	20,508,115	—

Liabilities
Securities Sold Short
Common Stocks	486,446,992	18,229,126	—
Exchange-Traded Funds	54,169,485	—	—
	540,616,477	18,229,126	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
December 31, 2017

Equity Income - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 76.9%
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B	1,048,718	124,954,750
Auto Components — 0.1%
Aptiv plc	189,098	16,041,183
Automobiles — 0.5%
Honda Motor Co. Ltd.	1,098,200	37,652,349
Toyota Motor Corp.	298,700	19,127,480
		56,779,829
Banks — 8.3%
Commerce Bancshares, Inc.	1,238,737	69,171,074
JPMorgan Chase & Co.	3,243,897	346,902,345
PNC Financial Services Group, Inc. (The)	2,485,018	358,563,247
SunTrust Banks, Inc.	3,079,059	198,876,421
U.S. Bancorp	998,500	53,499,630
Wells Fargo & Co.	189,500	11,496,965
		1,038,509,682
Capital Markets — 2.8%
AllianceBernstein Holding LP	1,999,778	50,094,439
Bank of New York Mellon Corp. (The)	3,799,300	204,630,298
BlackRock, Inc.	69,600	35,754,216
Northern Trust Corp.	633,040	63,234,366
		353,713,319
Chemicals — 1.5%
Air Products & Chemicals, Inc.	1,163,100	190,841,448
Commercial Services and Supplies — 2.8%
Republic Services, Inc.	5,199,561	351,542,319
Communications Equipment — 0.9%
Cisco Systems, Inc.	2,851,891	109,227,425
Containers and Packaging — 1.0%
Bemis Co., Inc.	2,055,002	98,208,546
International Paper Co.	499,280	28,928,283
		127,136,829
Distributors — 0.3%
Genuine Parts Co.	341,100	32,407,911
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	6,898,800	268,225,344
Verizon Communications, Inc.	1,798,637	95,201,856
		363,427,200
Electric Utilities — 1.8%
Edison International	768,999	48,631,497
Eversource Energy	1,259,000	79,543,620
Pinnacle West Capital Corp.	1,169,717	99,636,494
		227,811,611
Electrical Equipment — 0.6%
Emerson Electric Co.	998,200	69,564,558
Energy Equipment and Services — 2.7%
Schlumberger Ltd.	5,095,331	343,374,356

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	554,800	79,153,316
Boston Properties, Inc.	379,500	49,346,385
Weyerhaeuser Co.	5,544,900	195,513,174
		324,012,875
Food and Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	1,768,383	174,627,821
Food Products — 2.2%
General Mills, Inc.	4,665,798	276,635,163
Gas Utilities — 3.4%
Atmos Energy Corp.	1,219,420	104,735,984
ONE Gas, Inc.(1)	2,849,796	208,776,055
Spire, Inc.	1,479,782	111,205,617
		424,717,656
Health Care Equipment and Supplies — 2.6%
Medtronic plc	3,959,536	319,732,532
Health Care Providers and Services — 0.4%
Quest Diagnostics, Inc.	440,258	43,361,010
Household Products — 4.7%
Procter & Gamble Co. (The)	6,438,959	591,611,553
Industrial Conglomerates — 1.7%
3M Co.	757,200	178,222,164
General Electric Co.	1,996,300	34,835,435
		213,057,599
Insurance — 2.6%
Chubb Ltd.	1,399,828	204,556,866
Marsh & McLennan Cos., Inc.	894,205	72,779,345
MetLife, Inc.	999,723	50,545,995
		327,882,206
IT Services — 1.3%
Automatic Data Processing, Inc.	926,151	108,535,636
International Business Machines Corp.	357,300	54,816,966
		163,352,602
Media — 0.2%
Time Warner, Inc.	280,900	25,693,923
Oil, Gas and Consumable Fuels — 10.2%
Chevron Corp.	2,379,316	297,866,570
Enterprise Products Partners LP	7,990,000	211,814,900
EQT Midstream Partners LP	799,218	58,422,836
Exxon Mobil Corp.	287,215	24,022,663
Occidental Petroleum Corp.	655,877	48,311,900
Phillips 66 Partners LP	245,698	12,862,290
Royal Dutch Shell plc, A Shares	3,870,400	129,073,636
Shell Midstream Partners LP	2,054,336	61,260,300
Spectra Energy Partners LP	2,524,169	99,805,642
TOTAL SA	5,998,158	330,950,133
		1,274,390,870
Personal Products — 0.6%
Unilever NV CVA	1,420,500	79,809,840
Pharmaceuticals — 9.8%
Eli Lilly & Co.	354,778	29,964,550
Johnson & Johnson	3,899,998	544,907,720
Merck & Co., Inc.	1,878,022	105,676,298

Pfizer, Inc.	6,098,200	220,876,804
Roche Holding AG	1,298,700	328,497,367
		1,229,922,739
Road and Rail — 0.2%
Norfolk Southern Corp.	127,823	18,521,553
Semiconductors and Semiconductor Equipment — 2.6%
Applied Materials, Inc.	1,398,203	71,476,137
Intel Corp.	1,293,700	59,717,192
Maxim Integrated Products, Inc.	3,785,200	197,890,256
		329,083,585
Software — 2.2%
Microsoft Corp.	820,936	70,222,865
Oracle Corp. (New York)	4,298,552	203,235,539
		273,458,404
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.(1)	9,194,379	123,296,622
TOTAL COMMON STOCKS (Cost $7,732,304,982)		9,618,500,973
CONVERTIBLE BONDS — 5.6%
Air Freight and Logistics — 0.6%
Canadian Imperial Bank of Commerce, (convertible into United Parcel Service), 2.65%, 3/29/18(2)(3)	183,800	22,044,237
Credit Suisse AG, (convertible into United Parcel Service, Inc., Class B), 2.90%, 1/30/18(2)(3)	403,000	46,715,558
		68,759,795
Banks — 0.3%
Canadian Imperial Bank of Commerce, (convertible into Berkshire Hathaway, Inc., Class B), 1.13%, 3/15/18(2)(3)	230,000	41,925,550
Food Products — 0.3%
Credit Suisse AG, (convertible into Mondelez International, Inc., Class A), 3.85%, 1/9/18(2)(3)	456,500	19,805,253
UBS AG, (convertible into Mondelez International, Inc., Class A), 3.35%, 3/9/18(2)(3)	449,000	19,401,290
		39,206,543
Health Care Equipment and Supplies — 0.2%
Morgan Stanley B.V., (convertible into Zimmer Biomet Holdings, Inc.), 1.80%, 5/4/18(2)(3)	166,900	19,771,809
Multiline Retail — 0.2%
Royal Bank of Canada, (convertible into Target Corp.), 7.10%, 5/25/18(2)(3)	499,000	28,946,990
Semiconductors and Semiconductor Equipment — 3.4%
Microchip Technology, Inc., 1.625%, 2/15/27(2)	264,978,000	311,845,983
Teradyne, Inc., 1.25%, 12/15/23(2)	79,458,000	113,575,279
		425,421,262
Specialty Retail — 0.6%
Goldman Sachs International, (convertible into L Brands, Inc.), 12.93%, 1/16/18(2)(3)	508,900	24,287,252
Merrill Lynch International & Co. C.V., (convertible into Lowe’s Companies, Inc.), 4.80%, 5/17/18(2)(3)	574,000	47,647,740
		71,934,992
TOTAL CONVERTIBLE BONDS (Cost $618,237,351)		695,966,941
PREFERRED STOCKS — 5.7%
Banks — 3.1%
Citigroup, Inc., 5.95%	155,226,000	165,315,690
U.S. Bancorp, 5.30%	111,850,000	121,362,842
Wells Fargo & Co., 7.98%	99,915,000	101,658,517
		388,337,049
Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The), 5.30%	93,974,000	100,082,310

Industrial Conglomerates — 1.2%
General Electric Co., 5.00%	149,990,000	154,767,182
Oil, Gas and Consumable Fuels — 0.6%
Plains All American Pipeline LP, 6.125%	81,884,000	81,965,884
TOTAL PREFERRED STOCKS (Cost $684,162,864)		725,152,425
EXCHANGE-TRADED FUNDS — 5.0%
iShares Russell 1000 Value ETF (Cost $545,437,996)	4,999,094	621,587,348
CONVERTIBLE PREFERRED STOCKS — 3.7%
Banks — 2.0%
Bank of America Corp., 7.25%	180,932	238,649,308
Wells Fargo & Co., 7.50%	9,975	13,067,150
		251,716,458
Equity Real Estate Investment Trusts (REITs) — 0.5%
Welltower, Inc., 6.50%	1,018,872	60,999,867
Machinery — 1.2%
Stanley Black & Decker, Inc., 5.375%, 5/15/20	1,256,519	154,237,707
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $403,196,272)		466,954,032
TEMPORARY CASH INVESTMENTS — 3.1%
Federal Home Loan Bank Discount Notes, 0.93%, 1/2/18(4)	118,181,000	118,181,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $104,308,229), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $102,071,246)		102,058,772
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 8.75%, 5/15/20 - 8/15/24, valued at $170,423,649), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $167,077,024)		167,067,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	164,972	164,972
TOTAL TEMPORARY CASH INVESTMENTS (Cost $387,468,738)		387,471,744
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $10,370,808,203)		12,515,633,463
OTHER ASSETS AND LIABILITIES†		(5,221,097)
TOTAL NET ASSETS — 100.0%		$12,510,412,366

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	285,387,986	CHF	280,330,911	Credit Suisse AG	3/29/18	$(4,067,727)
USD	8,844,434	CHF	8,603,865	Credit Suisse AG	3/29/18	(39,488)
USD	490,176,812	EUR	413,770,037	UBS AG	3/29/18	(8,866,225)
USD	47,873,772	JPY	5,358,511,260	Credit Suisse AG	3/30/18	106,392
USD	1,591,320	JPY	179,524,440	Credit Suisse AG	3/30/18	(9,015)
USD	2,395,961	JPY	269,949,060	Credit Suisse AG	3/30/18	(10,446)
						$(12,886,509)

NOTES TO SCHEDULE OF INVESTMENTS
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $695,966,941, which represented 5.6% of total net assets.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end was $270,545,679, which represented 2.2% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	—	56,779,829	—
Oil, Gas and Consumable Fuels	814,367,101	460,023,769	—
Personal Products	—	79,809,840	—
Pharmaceuticals	901,425,372	328,497,367	—
Other Industries	6,977,597,695	—	—
Convertible Bonds	—	695,966,941	—
Preferred Stocks	—	725,152,425	—
Exchange-Traded Funds	621,587,348	—	—
Convertible Preferred Stocks	—	466,954,032	—
Temporary Cash Investments	164,972	387,306,772	—
	9,315,142,488	3,200,490,975	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	106,392	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	12,992,901	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2017 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income

Capitol Federal Financial, Inc.	$148,922	$1,823	$13,806	$(13,642)	$123,297	9,194	$2,377	$7,737
ONE Gas, Inc.	235,879	—	28,655	1,552	208,776	2,850	17,871	3,949
	$384,801	$1,823	$42,461	$(12,090)	$332,073	12,044	$20,248	$11,686

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Large Company Value Fund
December 31, 2017

Large Company Value - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.9%
Aerospace and Defense — 1.8%
Textron, Inc.	113,600	6,428,624
United Technologies Corp.	66,300	8,457,891
		14,886,515
Auto Components — 0.4%
Aptiv plc	35,000	2,969,050
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	227,300	7,746,384
Banks — 15.0%
Bank of America Corp.	721,100	21,286,872
BB&T Corp.	418,200	20,792,904
JPMorgan Chase & Co.	145,300	15,538,382
M&T Bank Corp.	72,500	12,396,775
PNC Financial Services Group, Inc. (The)	115,300	16,636,637
U.S. Bancorp	399,500	21,405,210
Wells Fargo & Co.	313,900	19,044,313
		127,101,093
Beverages — 0.5%
PepsiCo, Inc.	35,500	4,257,160
Biotechnology — 0.5%
Celgene Corp.(1)	40,500	4,226,580
Building Products — 2.1%
Johnson Controls International plc	471,700	17,976,487
Capital Markets — 4.8%
Ameriprise Financial, Inc.	39,600	6,711,012
Bank of New York Mellon Corp. (The)	345,900	18,630,174
BlackRock, Inc.	3,400	1,746,614
Invesco Ltd.	376,600	13,760,964
		40,848,764
Chemicals — 1.0%
DowDuPont, Inc.	120,500	8,582,010
Communications Equipment — 2.7%
Cisco Systems, Inc.	588,400	22,535,720
Containers and Packaging — 0.7%
WestRock Co.	91,600	5,790,036
Diversified Telecommunication Services — 2.8%
Verizon Communications, Inc.	450,900	23,866,137
Electric Utilities — 2.4%
Edison International	65,600	4,148,544
PG&E Corp.	74,600	3,344,318
PPL Corp.	144,700	4,478,465
Xcel Energy, Inc.	177,100	8,520,281
		20,491,608
Electrical Equipment — 0.9%
Eaton Corp. plc	97,800	7,727,178
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	117,800	11,195,712

Energy Equipment and Services — 4.8%
Baker Hughes a GE Co.	274,500	8,685,180
Schlumberger Ltd.	468,200	31,551,998
		40,237,178
Equity Real Estate Investment Trusts (REITs) — 0.5%
Boston Properties, Inc.	30,100	3,913,903
Food and Staples Retailing — 2.7%
Sysco Corp.	131,200	7,967,776
Wal-Mart Stores, Inc.	151,200	14,931,000
		22,898,776
Food Products — 3.3%
Conagra Brands, Inc.	200,800	7,564,136
General Mills, Inc.	69,900	4,144,371
Mondelez International, Inc., Class A	387,300	16,576,440
		28,284,947
Health Care Equipment and Supplies — 5.4%
Abbott Laboratories	176,400	10,067,148
Medtronic plc	261,900	21,148,425
Zimmer Biomet Holdings, Inc.	121,600	14,673,472
		45,889,045
Health Care Providers and Services — 2.0%
HCA Healthcare, Inc.(1)	118,000	10,365,120
McKesson Corp.	43,600	6,799,420
		17,164,540
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.	43,600	2,893,732
Household Products — 2.8%
Procter & Gamble Co. (The)	261,400	24,017,432
Industrial Conglomerates — 1.8%
General Electric Co.	855,000	14,919,750
Insurance — 3.5%
Aflac, Inc.	99,500	8,734,110
Chubb Ltd.	111,200	16,249,656
MetLife, Inc.	97,800	4,944,768
		29,928,534
Leisure Products — 0.2%
Mattel, Inc.	130,100	2,000,938
Machinery — 0.5%
Ingersoll-Rand plc	48,300	4,307,877
Media — 0.5%
Time Warner, Inc.	46,900	4,289,943
Multiline Retail — 0.6%
Target Corp.	74,500	4,861,125
Oil, Gas and Consumable Fuels — 10.6%
Anadarko Petroleum Corp.	187,600	10,062,864
Chevron Corp.	138,000	17,276,220
Exxon Mobil Corp.	79,600	6,657,744
Imperial Oil Ltd.	207,300	6,469,673
Occidental Petroleum Corp.	241,600	17,796,256
Royal Dutch Shell plc, Class B ADR	145,900	9,963,511
TOTAL SA ADR	386,000	21,338,080
		89,564,348

Personal Products — 0.8%
Unilever NV CVA	120,300	6,758,975
Pharmaceuticals — 10.3%
Allergan plc	59,700	9,765,726
Johnson & Johnson	141,400	19,756,408
Merck & Co., Inc.	254,100	14,298,207
Pfizer, Inc.	756,200	27,389,564
Roche Holding AG	60,900	15,404,242
		86,614,147
Road and Rail — 0.5%
Union Pacific Corp.	29,100	3,902,310
Semiconductors and Semiconductor Equipment — 3.1%
Applied Materials, Inc.	124,500	6,364,440
Intel Corp.	169,100	7,805,656
Lam Research Corp.	22,800	4,196,796
QUALCOMM, Inc.	122,000	7,810,440
		26,177,332
Software — 2.1%
Oracle Corp. (New York)	368,200	17,408,496
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	86,500	8,623,185
L Brands, Inc.	49,300	2,968,846
		11,592,031
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	17,600	2,978,448
TOTAL COMMON STOCKS (Cost $690,579,705)		810,804,241
EXCHANGE-TRADED FUNDS — 3.0%
iShares Russell 1000 Value ETF (Cost $24,026,093)	200,400	24,917,736
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $4,159,823), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $4,070,612)		4,070,115
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $6,797,304), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $6,662,400)		6,662,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,699	22,699
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,754,814)		10,754,814
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $725,360,612)		846,476,791
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,413,256)
TOTAL NET ASSETS — 100.0%		$845,063,535

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	476,733	USD	371,522	Morgan Stanley	3/29/18	$8,167
USD	5,722,573	CAD	7,353,403	Morgan Stanley	3/29/18	(133,968)
USD	12,737,306	CHF	12,511,601	Credit Suisse AG	3/29/18	(181,549)
USD	23,967,894	EUR	20,231,876	UBS AG	3/29/18	(433,527)
USD	8,206,292	GBP	6,128,256	Morgan Stanley	3/29/18	(91,480)
USD	218,712	GBP	162,729	Morgan Stanley	3/29/18	(1,626)
USD	6,522,163	JPY	730,025,730	Credit Suisse AG	3/30/18	14,495
USD	160,469	JPY	18,079,738	Credit Suisse AG	3/30/18	(700)
						$(820,188)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	782,171,351	28,632,890	—
Exchange-Traded Funds	24,917,736	—	—
Temporary Cash Investments	22,699	10,732,115	—
	807,111,786	39,365,005	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	22,662	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	842,850	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
December 31, 2017

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.4%
Aerospace and Defense — 1.1%
Textron, Inc.	1,773,676	100,372,325
Auto Components — 0.3%
Aptiv plc	260,807	22,124,258
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	2,614,631	89,106,624
Banks — 7.8%
Bank of Hawaii Corp.	785,204	67,291,983
BB&T Corp.	3,051,495	151,720,331
Comerica, Inc.	283,842	24,640,324
Commerce Bancshares, Inc.	1,429,990	79,850,641
M&T Bank Corp.	665,991	113,877,801
PNC Financial Services Group, Inc. (The)	432,872	62,459,101
SunTrust Banks, Inc.	1,164,191	75,195,097
UMB Financial Corp.	412,103	29,638,448
Westamerica Bancorporation(1)	1,487,922	88,605,755
		693,279,481
Beverages — 0.9%
Dr Pepper Snapple Group, Inc.	846,988	82,208,655
Building Products — 2.6%
Johnson Controls International plc	5,988,040	228,204,204
Capital Markets — 6.3%
Ameriprise Financial, Inc.	722,164	122,385,133
Invesco Ltd.	4,432,141	161,950,432
Northern Trust Corp.	2,278,761	227,625,436
T. Rowe Price Group, Inc.	444,949	46,688,499
		558,649,500
Commercial Services and Supplies — 0.7%
Republic Services, Inc.	975,846	65,976,948
Containers and Packaging — 4.8%
Bemis Co., Inc.	1,290,999	61,696,842
Graphic Packaging Holding Co.	7,445,034	115,025,775
Sonoco Products Co.	1,663,890	88,419,115
WestRock Co.	2,458,093	155,376,059
		420,517,791
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc.	1,216,217	20,286,500
Electric Utilities — 3.6%
Edison International	1,009,520	63,842,045
Eversource Energy	641,732	40,544,628
PG&E Corp.	511,865	22,946,908
Pinnacle West Capital Corp.	760,906	64,813,973
Xcel Energy, Inc.	2,683,155	129,086,587
		321,234,141
Electrical Equipment — 4.0%
Eaton Corp. plc	1,078,099	85,180,602
Emerson Electric Co.	1,815,626	126,530,976

Hubbell, Inc.	1,022,152	138,338,052
		350,049,630
Electronic Equipment, Instruments and Components — 2.2%
Keysight Technologies, Inc.(2)	2,537,220	105,548,352
TE Connectivity Ltd.	932,713	88,645,044
		194,193,396
Energy Equipment and Services — 4.0%
Baker Hughes a GE Co.	3,620,098	114,539,901
Halliburton Co.	1,153,966	56,394,318
Helmerich & Payne, Inc.	991,497	64,090,366
National Oilwell Varco, Inc.	3,274,711	117,955,090
		352,979,675
Equity Real Estate Investment Trusts (REITs) — 5.4%
American Tower Corp.	581,986	83,031,943
Boston Properties, Inc.	398,395	51,803,302
Empire State Realty Trust, Inc., Class A	1,428,154	29,320,002
MGM Growth Properties LLC, Class A	1,929,836	56,254,719
Piedmont Office Realty Trust, Inc., Class A	3,334,068	65,381,073
Weyerhaeuser Co.	5,523,427	194,756,036
		480,547,075
Food and Staples Retailing — 1.4%
Sysco Corp.	2,039,889	123,882,459
Food Products — 8.2%
Conagra Brands, Inc.	4,285,500	161,434,785
General Mills, Inc.	2,327,181	137,978,562
J.M. Smucker Co. (The)	620,945	77,146,207
Kellogg Co.	1,684,942	114,542,357
Mondelez International, Inc., Class A	3,302,209	141,334,545
Orkla ASA	8,767,123	92,939,650
		725,376,106
Gas Utilities — 1.3%
Atmos Energy Corp.	616,332	52,936,756
Spire, Inc.	877,975	65,979,821
		118,916,577
Health Care Equipment and Supplies — 3.4%
Koninklijke Philips NV	415,535	15,720,271
STERIS plc	774,072	67,708,078
Zimmer Biomet Holdings, Inc.	1,805,387	217,856,049
		301,284,398
Health Care Providers and Services — 6.7%
Cardinal Health, Inc.	1,869,814	114,563,504
Express Scripts Holding Co.(2)	1,135,598	84,761,035
HCA Healthcare, Inc.(2)	1,075,413	94,464,278
Henry Schein, Inc.(2)	625,530	43,712,036
LifePoint Health, Inc.(1)(2)	2,031,074	101,147,485
McKesson Corp.	496,509	77,430,579
Quest Diagnostics, Inc.	747,504	73,621,669
		589,700,586
Household Durables — 0.8%
PulteGroup, Inc.	1,990,840	66,195,430
Insurance — 5.5%
Aflac, Inc.	610,999	53,633,492
Arthur J. Gallagher & Co.	918,159	58,101,102

Brown & Brown, Inc.	823,290	42,366,504
Chubb Ltd.	919,068	134,303,407
ProAssurance Corp.	661,175	37,786,151
Reinsurance Group of America, Inc.	420,910	65,632,496
Torchmark Corp.	341,514	30,978,735
Travelers Cos., Inc. (The)	182,275	24,723,781
Unum Group	651,942	35,785,096
		483,310,764
Machinery — 2.4%
Cummins, Inc.	367,483	64,912,197
Ingersoll-Rand plc	925,987	82,588,781
PACCAR, Inc.	556,114	39,528,583
Parker-Hannifin Corp.	127,361	25,418,708
		212,448,269
Multi-Utilities — 1.5%
Ameren Corp.	732,822	43,229,170
NorthWestern Corp.	1,471,775	87,864,967
		131,094,137
Multiline Retail — 0.8%
Target Corp.	1,074,749	70,127,372
Oil, Gas and Consumable Fuels — 9.7%
Anadarko Petroleum Corp.	1,697,805	91,070,260
Cimarex Energy Co.	409,653	49,981,762
Devon Energy Corp.	2,023,964	83,792,110
EQT Corp.	2,057,568	117,116,771
Imperial Oil Ltd.	4,723,145	147,405,711
Marathon Petroleum Corp.	1,124,630	74,203,087
Noble Energy, Inc.	4,107,104	119,681,010
Occidental Petroleum Corp.	1,719,480	126,656,897
Spectra Energy Partners LP	1,234,272	48,803,115
		858,710,723
Road and Rail — 1.6%
Heartland Express, Inc.	3,799,469	88,679,606
Norfolk Southern Corp.	333,120	48,269,088
		136,948,694
Semiconductors and Semiconductor Equipment — 4.2%
Applied Materials, Inc.	1,952,571	99,815,430
Lam Research Corp.	314,814	57,947,813
Maxim Integrated Products, Inc.	2,358,429	123,298,668
Teradyne, Inc.	2,067,736	86,576,106
		367,638,017
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	975,556	97,253,178
Thrifts and Mortgage Finance — 0.8%
Capitol Federal Financial, Inc.	5,358,776	71,861,186
Trading Companies and Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	986,556	95,360,503
TOTAL COMMON STOCKS (Cost $6,782,449,049)		8,429,838,602
EXCHANGE-TRADED FUNDS — 1.9%
iShares Russell Mid-Cap Value ETF (Cost $124,242,605)	1,936,943	172,678,468

TEMPORARY CASH INVESTMENTS — 2.6%
Federal Home Loan Bank Discount Notes, 1.07%, 1/2/18(3)	100,000,000	100,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $49,841,644), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $48,772,745)		48,766,785
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.25%, 4/15/20 - 8/15/24, valued at $81,435,383), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $79,834,790)		79,830,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	452,104	452,104
TOTAL TEMPORARY CASH INVESTMENTS (Cost $229,045,972)		229,048,889
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $7,135,737,626)		8,831,565,959
OTHER ASSETS AND LIABILITIES — 0.1%		5,341,197
TOTAL NET ASSETS — 100.0%		$8,836,907,156

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	120,364,969	CAD	154,666,806	Morgan Stanley	3/29/18	$(2,817,794)
USD	13,609,356	EUR	11,487,985	UBS AG	3/29/18	(246,163)
USD	54,004,889	JPY	6,044,767,210	Credit Suisse AG	3/30/18	120,017
USD	77,304,648	NOK	646,081,326	JPMorgan Chase Bank N.A.	3/28/18	(1,568,834)
						$(4,512,774)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,173,772,970	256,065,632	—
Exchange-Traded Funds	172,678,468	—	—
Temporary Cash Investments	452,104	228,596,785	—
	8,346,903,542	484,662,417	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	120,017	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,632,791	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2017 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income

Westamerica Bancorporation	$73,085	$10,756	$1,201	$5,966	$88,606	1,488	$82	$1,609
LifePoint Health, Inc.(1)	128,893	18,297	18,018	(28,025)	101,147	2,031	(165)	—
Heartland Express, Inc.(2)	95,196	6,204	28,885	16,165	(2)	(2)	(732)	251
	$297,174	$35,257	$48,104	$(5,894)	$189,753	3,519	$(815)	$1,860
(1) Non-income producing.
(2) Company was not an affiliate at December 31, 2017.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Large Company Value Fund
December 31, 2017

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.4%
Aerospace and Defense — 1.8%
Textron, Inc.	266,100	15,058,599
United Technologies Corp.	156,800	20,002,976
		35,061,575
Auto Components — 0.4%
Aptiv plc	81,900	6,947,577
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	532,400	18,144,192
Banks — 15.1%
Bank of America Corp.	1,686,600	49,788,432
BB&T Corp.	979,600	48,705,712
JPMorgan Chase & Co.	338,900	36,241,966
M&T Bank Corp.	169,100	28,914,409
PNC Financial Services Group, Inc. (The)	270,100	38,972,729
U.S. Bancorp	931,900	49,931,202
Wells Fargo & Co.	732,200	44,422,574
		296,977,024
Beverages — 0.5%
PepsiCo, Inc.	82,700	9,917,384
Biotechnology — 0.5%
Celgene Corp.(1)	94,900	9,903,764
Building Products — 2.1%
Johnson Controls International plc	1,100,300	41,932,433
Capital Markets — 4.9%
Ameriprise Financial, Inc.	92,600	15,692,922
Bank of New York Mellon Corp. (The)	809,000	43,572,740
BlackRock, Inc.	7,900	4,058,309
Invesco Ltd.	878,500	32,100,390
		95,424,361
Chemicals — 1.0%
DowDuPont, Inc.	279,300	19,891,746
Communications Equipment — 2.7%
Cisco Systems, Inc.	1,372,500	52,566,750
Containers and Packaging — 0.7%
WestRock Co.	216,400	13,678,644
Diversified Telecommunication Services — 2.8%
Verizon Communications, Inc.	1,050,000	55,576,500
Electric Utilities — 2.4%
Edison International	156,700	9,909,708
PG&E Corp.	173,700	7,786,971
PPL Corp.	337,500	10,445,625
Xcel Energy, Inc.	410,700	19,758,777
		47,901,081
Electrical Equipment — 0.9%
Eaton Corp. plc	228,100	18,022,181
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	275,500	26,183,520

Energy Equipment and Services — 4.8%
Baker Hughes a GE Co.	643,800	20,369,832
Schlumberger Ltd.	1,090,300	73,475,317
		93,845,149
Equity Real Estate Investment Trusts (REITs) — 0.5%
Boston Properties, Inc.	70,400	9,154,112
Food and Staples Retailing — 2.7%
Sysco Corp.	306,000	18,583,380
Wal-Mart Stores, Inc.	352,700	34,829,125
		53,412,505
Food Products — 3.4%
Conagra Brands, Inc.	468,400	17,644,628
General Mills, Inc.	162,800	9,652,412
Mondelez International, Inc., Class A	906,000	38,776,800
		66,073,840
Health Care Equipment and Supplies — 5.5%
Abbott Laboratories	410,800	23,444,356
Medtronic plc	613,500	49,540,125
Zimmer Biomet Holdings, Inc.	284,800	34,366,816
		107,351,297
Health Care Providers and Services — 2.0%
HCA Healthcare, Inc.(1)	276,900	24,322,896
McKesson Corp.	102,100	15,922,495
		40,245,391
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.	101,500	6,736,555
Household Products — 2.8%
Procter & Gamble Co. (The)	608,700	55,927,356
Industrial Conglomerates — 1.8%
General Electric Co.	1,982,800	34,599,860
Insurance — 3.6%
Aflac, Inc.	232,100	20,373,738
Chubb Ltd.	260,500	38,066,865
MetLife, Inc.	230,800	11,669,248
		70,109,851
Leisure Products — 0.2%
Mattel, Inc.	305,300	4,695,514
Machinery — 0.5%
Ingersoll-Rand plc	113,000	10,078,470
Media — 0.5%
Time Warner, Inc.	109,900	10,052,553
Multiline Retail — 0.6%
Target Corp.	175,800	11,470,950
Oil, Gas and Consumable Fuels — 10.6%
Anadarko Petroleum Corp.	440,300	23,617,692
Chevron Corp.	321,900	40,298,661
Exxon Mobil Corp.	185,700	15,531,948
Imperial Oil Ltd.	482,700	15,064,695
Occidental Petroleum Corp.	563,600	41,514,776
Royal Dutch Shell plc, Class B ADR	341,400	23,314,206
TOTAL SA ADR	904,100	49,978,648

		209,320,626

Personal Products — 0.8%
Unilever NV CVA	282,200	15,855,218
Pharmaceuticals — 10.3%
Allergan plc	139,300	22,786,694
Johnson & Johnson	335,000	46,806,200
Merck & Co., Inc.	592,700	33,351,229
Pfizer, Inc.	1,760,900	63,779,798
Roche Holding AG	142,400	36,019,115
		202,743,036
Road and Rail — 0.5%
Union Pacific Corp.	68,000	9,118,800
Semiconductors and Semiconductor Equipment — 3.1%
Applied Materials, Inc.	291,600	14,906,592
Intel Corp.	394,400	18,205,504
Lam Research Corp.	53,400	9,829,338
QUALCOMM, Inc.	284,600	18,220,092
		61,161,526
Software — 2.1%
Oracle Corp. (New York)	862,400	40,774,272
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	202,600	20,197,194
L Brands, Inc.	118,600	7,142,092
		27,339,286
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	41,700	7,056,891
TOTAL COMMON STOCKS (Cost $1,539,569,074)		1,895,251,790
EXCHANGE-TRADED FUNDS — 3.0%
iShares Russell 1000 Value ETF (Cost $55,916,508)	466,700	58,029,478
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $7,064,710), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $6,913,201)		6,912,356
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $11,542,968), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $11,315,679)		11,315,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	50,756	50,756
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,278,112)		18,278,112
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,613,763,694)		1,971,559,380
OTHER ASSETS AND LIABILITIES — (0.3)%		(5,908,336)
TOTAL NET ASSETS — 100.0%		$1,965,651,044

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,112,228	USD	866,770	Morgan Stanley	3/29/18	$19,053
USD	13,401,153	CAD	17,220,238	Morgan Stanley	3/29/18	(313,727)
USD	29,783,125	CHF	29,255,368	Credit Suisse AG	3/29/18	(424,508)
USD	56,144,007	EUR	47,392,507	UBS AG	3/29/18	(1,015,522)
USD	511,778	GBP	380,780	Morgan Stanley	3/29/18	(3,805)
USD	19,202,386	GBP	14,339,868	Morgan Stanley	3/29/18	(214,060)
USD	15,276,725	JPY	1,709,923,884	Credit Suisse AG	3/30/18	33,950
USD	375,862	JPY	42,347,788	Credit Suisse AG	3/30/18	(1,639)
						$(1,920,258)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,828,312,762	66,939,028	—
Exchange-Traded Funds	58,029,478	—	—
Temporary Cash Investments	50,756	18,227,356	—
	1,886,392,996	85,166,384	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	53,003	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,973,261	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
December 31, 2017

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.7%
Aerospace and Defense — 1.2%
Textron, Inc.	216,103	12,229,269
Auto Components — 0.3%
Aptiv plc	31,802	2,697,764
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	322,814	11,001,501
Banks — 8.0%
Bank of Hawaii Corp.	95,094	8,149,556
BB&T Corp.	378,207	18,804,452
Comerica, Inc.	34,846	3,024,981
Commerce Bancshares, Inc.	175,858	9,819,911
M&T Bank Corp.	81,472	13,930,897
PNC Financial Services Group, Inc. (The)	52,961	7,641,743
SunTrust Banks, Inc.	144,293	9,319,885
UMB Financial Corp.	50,397	3,624,552
Westamerica Bancorporation	181,300	10,796,415
		85,112,392
Beverages — 1.0%
Dr Pepper Snapple Group, Inc.	104,533	10,145,973
Building Products — 2.6%
Johnson Controls International plc	732,060	27,898,806
Capital Markets — 6.4%
Ameriprise Financial, Inc.	87,495	14,827,778
Invesco Ltd.	547,002	19,987,453
Northern Trust Corp.	276,095	27,579,130
T. Rowe Price Group, Inc.	55,707	5,845,335
		68,239,696
Commercial Services and Supplies — 0.8%
Republic Services, Inc.	118,934	8,041,128
Containers and Packaging — 4.8%
Bemis Co., Inc.	157,915	7,546,758
Graphic Packaging Holding Co.	916,200	14,155,290
Sonoco Products Co.	204,762	10,881,053
WestRock Co.	300,301	18,982,026
		51,565,127
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc.	147,481	2,459,983
Electric Utilities — 3.7%
Edison International	125,131	7,913,284
Eversource Energy	79,015	4,992,168
PG&E Corp.	64,421	2,887,993
Pinnacle West Capital Corp.	94,003	8,007,176
Xcel Energy, Inc.	328,514	15,804,809
		39,605,430
Electrical Equipment — 4.0%
Eaton Corp. plc	130,710	10,327,397
Emerson Electric Co.	225,547	15,718,370

Hubbell, Inc.	125,693	17,011,291
		43,057,058
Electronic Equipment, Instruments and Components — 2.2%
Keysight Technologies, Inc.(1)	310,281	12,907,689
TE Connectivity Ltd.	114,799	10,910,497
		23,818,186
Energy Equipment and Services — 4.0%
Baker Hughes a GE Co.	436,494	13,810,670
Halliburton Co.	142,448	6,961,434
Helmerich & Payne, Inc.	120,210	7,770,374
National Oilwell Varco, Inc.	403,484	14,533,494
		43,075,972
Equity Real Estate Investment Trusts (REITs) — 5.5%
American Tower Corp.	71,777	10,240,424
Boston Properties, Inc.	48,994	6,370,690
Empire State Realty Trust, Inc., Class A	183,913	3,775,734
MGM Growth Properties LLC, Class A	234,332	6,830,778
Piedmont Office Realty Trust, Inc., Class A	409,851	8,037,178
Weyerhaeuser Co.	677,776	23,898,382
		59,153,186
Food and Staples Retailing — 1.4%
Sysco Corp.	250,490	15,212,258
Food Products — 8.3%
Conagra Brands, Inc.	524,183	19,745,973
General Mills, Inc.	284,930	16,893,500
J.M. Smucker Co. (The)	75,138	9,335,145
Kellogg Co.	206,297	14,024,070
Mondelez International, Inc., Class A	407,974	17,461,287
Orkla ASA	1,079,323	11,441,827
		88,901,802
Gas Utilities — 1.4%
Atmos Energy Corp.	74,738	6,419,247
Spire, Inc.	109,160	8,203,374
		14,622,621
Health Care Equipment and Supplies — 3.5%
Koninklijke Philips NV	51,284	1,940,146
STERIS plc	94,660	8,279,910
Zimmer Biomet Holdings, Inc.	220,715	26,633,679
		36,853,735
Health Care Providers and Services — 6.7%
Cardinal Health, Inc.	228,713	14,013,246
Express Scripts Holding Co.(1)	138,747	10,356,076
HCA Healthcare, Inc.(1)	130,293	11,444,937
Henry Schein, Inc.(1)	76,526	5,347,637
LifePoint Health, Inc.(1)	250,080	12,453,984
McKesson Corp.	60,590	9,449,010
Quest Diagnostics, Inc.	90,424	8,905,860
		71,970,750
Household Durables — 0.8%
PulteGroup, Inc.	242,563	8,065,220
Insurance — 5.5%
Aflac, Inc.	76,464	6,712,010
Arthur J. Gallagher & Co.	111,081	7,029,206

Brown & Brown, Inc.	101,272	5,211,457
Chubb Ltd.	111,673	16,318,775
ProAssurance Corp.	81,310	4,646,867
Reinsurance Group of America, Inc.	50,923	7,940,423
Torchmark Corp.	42,903	3,891,731
Travelers Cos., Inc. (The)	22,899	3,106,020
Unum Group	79,056	4,339,384
		59,195,873
Machinery — 2.4%
Cummins, Inc.	45,322	8,005,678
Ingersoll-Rand plc	113,001	10,078,559
PACCAR, Inc.	68,023	4,835,075
Parker-Hannifin Corp.	15,530	3,099,477
		26,018,789
Multi-Utilities — 1.5%
Ameren Corp.	89,638	5,287,746
NorthWestern Corp.	179,986	10,745,164
		16,032,910
Multiline Retail — 0.8%
Target Corp.	130,947	8,544,292
Oil, Gas and Consumable Fuels — 9.9%
Anadarko Petroleum Corp.	207,668	11,139,312
Cimarex Energy Co.	50,108	6,113,677
Devon Energy Corp.	249,927	10,346,978
EQT Corp.	251,679	14,325,569
Imperial Oil Ltd.	572,240	17,859,169
Marathon Petroleum Corp.	138,305	9,125,364
Noble Energy, Inc.	502,265	14,636,002
Occidental Petroleum Corp.	212,328	15,640,080
Spectra Energy Partners LP	152,419	6,026,647
		105,212,798
Road and Rail — 1.6%
Heartland Express, Inc.	462,004	10,783,173
Norfolk Southern Corp.	40,395	5,853,236
		16,636,409
Semiconductors and Semiconductor Equipment — 4.2%
Applied Materials, Inc.	238,568	12,195,596
Lam Research Corp.	38,464	7,080,069
Maxim Integrated Products, Inc.	287,583	15,034,839
Teradyne, Inc.	254,666	10,662,865
		44,973,369
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	118,277	11,791,034
Thrifts and Mortgage Finance — 0.8%
Capitol Federal Financial, Inc.	662,902	8,889,516
Trading Companies and Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	121,325	11,727,274
TOTAL COMMON STOCKS (Cost $823,590,052)		1,032,750,121
EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell Mid-Cap Value ETF (Cost $14,828,889)	234,878	20,939,373

TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $5,798,396), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $5,674,043)		5,673,350
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $9,476,388), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $9,287,557)		9,287,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	62,805	62,805
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,023,155)		15,023,155
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $853,442,096)		1,068,712,649
OTHER ASSETS AND LIABILITIES — (0.1)%		(642,843)
TOTAL NET ASSETS — 100.0%		$1,068,069,806

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,669,848	CAD	18,850,490	Morgan Stanley	3/29/18	$(343,427)
USD	1,679,623	EUR	1,417,810	UBS AG	3/29/18	(30,381)
USD	6,648,768	JPY	744,196,629	Credit Suisse AG	3/30/18	14,776
USD	9,490,354	NOK	79,316,584	JPMorgan Chase Bank N.A.	3/28/18	(192,599)
						$(551,631)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,001,508,979	31,241,142	—
Exchange-Traded Funds	20,939,373	—	—
Temporary Cash Investments	62,805	14,960,350	—
	1,022,511,157	46,201,492	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	14,776	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	566,407	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
December 31, 2017

Small Cap Value - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.4%
Aerospace and Defense — 0.8%
Esterline Technologies Corp.(1)	175,000	13,072,500
Auto Components — 0.3%
Cooper Tire & Rubber Co.	160,000	5,656,000
Banks — 19.6%
Bank of the Ozarks, Inc.	850,000	41,182,500
BankUnited, Inc.	980,000	39,905,600
Boston Private Financial Holdings, Inc.	850,000	13,132,500
Eagle Bancorp, Inc.(1)	5,314	307,681
FCB Financial Holdings, Inc., Class A(1)	515,000	26,162,000
First Financial Bankshares, Inc.	50,000	2,252,500
First Hawaiian, Inc.	860,000	25,094,800
FNB Corp.	2,450,000	33,859,000
LegacyTexas Financial Group, Inc.	635,000	26,803,350
Popular, Inc.	365,000	12,953,850
Southside Bancshares, Inc.	347,625	11,708,010
Texas Capital Bancshares, Inc.(1)	185,005	16,446,944
UMB Financial Corp.	345,000	24,812,400
Valley National Bancorp	3,240,000	36,352,800
Western Alliance Bancorp(1)	125,000	7,077,500
		318,051,435
Building Products — 2.6%
Apogee Enterprises, Inc.	279,411	12,777,465
CSW Industrials, Inc.(1)	640,000	29,408,000
		42,185,465
Capital Markets — 1.8%
Ares Management LP	920,000	18,400,000
Donnelley Financial Solutions, Inc.(1)	580,000	11,304,200
		29,704,200
Chemicals — 5.5%
Innophos Holdings, Inc.	585,000	27,337,050
Innospec, Inc.	280,000	19,768,000
Minerals Technologies, Inc.	395,000	27,195,750
PolyOne Corp.	350,000	15,225,000
		89,525,800
Commercial Services and Supplies — 2.7%
Ceco Environmental Corp.	829,959	4,257,690
Deluxe Corp.	190,000	14,599,600
InnerWorkings, Inc.(1)	1,600,598	16,053,998
LSC Communications, Inc.	425,000	6,438,750
Multi-Color Corp.	30,000	2,245,500
		43,595,538
Construction and Engineering — 1.1%
Dycom Industries, Inc.(1)	110,000	12,257,300
Valmont Industries, Inc.	30,000	4,975,500
		17,232,800
Containers and Packaging — 6.1%
Bemis Co., Inc.	430,000	20,549,700

Graphic Packaging Holding Co.	2,495,000	38,547,750
Silgan Holdings, Inc.	1,335,000	39,235,650
		98,333,100
Diversified Financial Services — 2.1%
Compass Diversified Holdings	1,975,000	33,476,250
Electrical Equipment — 1.2%
AZZ, Inc.	270,000	13,797,000
Thermon Group Holdings, Inc.(1)	240,000	5,680,800
		19,477,800
Electronic Equipment, Instruments and Components — 4.1%
Avnet, Inc.	156,645	6,206,275
Belden, Inc.	200,000	15,434,000
OSI Systems, Inc.(1)	220,000	14,163,600
Tech Data Corp.(1)	170,000	16,654,900
VeriFone Systems, Inc.(1)	794,968	14,078,883
		66,537,658
Energy Equipment and Services — 1.1%
Dril-Quip, Inc.(1)	260,000	12,402,000
Helix Energy Solutions Group, Inc.(1)	410,000	3,091,400
Keane Group, Inc.(1)	85,000	1,615,850
Mammoth Energy Services, Inc.(1)	75,000	1,472,250
		18,581,500
Equity Real Estate Investment Trusts (REITs) — 7.2%
Armada Hoffler Properties, Inc.	415,000	6,444,950
CareTrust REIT, Inc.	435,025	7,291,019
Chatham Lodging Trust	70,000	1,593,200
Community Healthcare Trust, Inc.	315,000	8,851,500
DiamondRock Hospitality Co.	285,000	3,217,650
EPR Properties	75,000	4,909,500
Four Corners Property Trust, Inc.	95,000	2,441,500
Kite Realty Group Trust	1,294,734	25,376,787
Lexington Realty Trust	560,000	5,404,000
MedEquities Realty Trust, Inc.	1,235,000	13,856,700
Medical Properties Trust, Inc.	720,000	9,921,600
RLJ Lodging Trust	270,000	5,931,900
Sabra Health Care REIT, Inc.	480,000	9,009,600
Summit Hotel Properties, Inc.	420,000	6,396,600
Sunstone Hotel Investors, Inc.	75,000	1,239,750
Urstadt Biddle Properties, Inc., Class A	230,000	5,000,200
		116,886,456
Food Products — 2.3%
John B Sanfilippo & Son, Inc.	140,000	8,855,000
TreeHouse Foods, Inc.(1)	565,000	27,944,900
		36,799,900
Health Care Providers and Services — 1.9%
AMN Healthcare Services, Inc.(1)	350,000	17,237,500
Providence Service Corp. (The)(1)	225,000	13,351,500
		30,589,000
Hotels, Restaurants and Leisure — 0.9%
Red Robin Gourmet Burgers, Inc.(1)	265,000	14,946,000
Household Durables — 1.5%
Helen of Troy Ltd.(1)	260,000	25,051,000

Household Products — 1.5%
Energizer Holdings, Inc.	510,000	24,469,800
Insurance — 8.0%
AMERISAFE, Inc.	295,000	18,172,000
Aspen Insurance Holdings Ltd.	410,000	16,646,000
Hanover Insurance Group, Inc. (The)	135,000	14,590,800
James River Group Holdings Ltd.	325,000	13,003,250
Kinsale Capital Group, Inc.	350,000	15,750,000
RLI Corp.	390,000	23,657,400
Validus Holdings Ltd.	610,000	28,621,200
		130,440,650
IT Services — 5.9%
CSRA, Inc.	820,000	24,534,400
EVERTEC, Inc.	1,835,000	25,047,750
Presidio, Inc.(1)	785,000	15,048,450
Teradata Corp.(1)	820,000	31,537,200
		96,167,800
Leisure Products — 0.6%
Malibu Boats, Inc., Class A(1)	190,000	5,648,700
MCBC Holdings, Inc.(1)	220,000	4,888,400
		10,537,100
Machinery — 3.0%
EnPro Industries, Inc.	170,000	15,896,700
Global Brass & Copper Holdings, Inc.	626,110	20,724,241
Graham Corp.	440,000	9,209,200
Rexnord Corp.(1)	95,000	2,471,900
		48,302,041
Media — 1.6%
Entravision Communications Corp., Class A	3,415,000	24,417,250
Townsquare Media, Inc., Class A(1)	280,000	2,150,400
		26,567,650
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Granite Point Mortgage Trust, Inc.	370,000	6,563,800
Two Harbors Investment Corp.	455,000	7,398,300
		13,962,100
Oil, Gas and Consumable Fuels — 1.5%
Ardmore Shipping Corp.(1)	983,364	7,866,912
Extraction Oil & Gas, Inc.(1)	480,000	6,868,800
Scorpio Tankers, Inc.	1,875,000	5,718,750
WildHorse Resource Development Corp.(1)	220,000	4,050,200
		24,504,662
Personal Products — 1.2%
Edgewell Personal Care Co.(1)	330,000	19,598,700
Professional Services — 0.8%
Huron Consulting Group, Inc.(1)	315,000	12,741,750
Semiconductors and Semiconductor Equipment — 1.5%
Cypress Semiconductor Corp.	800,000	12,192,000
Kulicke & Soffa Industries, Inc.(1)	504,022	12,265,375
		24,457,375
Software — 0.4%
BroadSoft, Inc.(1)	106,160	5,828,184
Specialty Retail — 3.0%
Camping World Holdings, Inc., Class A	340,000	15,208,200

MarineMax, Inc.(1)	615,000	11,623,500
Monro, Inc.	125,000	7,118,750
Penske Automotive Group, Inc.	305,000	14,594,250
		48,544,700
Technology Hardware, Storage and Peripherals — 0.8%
Cray, Inc.(1)	555,000	13,431,000
Trading Companies and Distributors — 2.9%
DXP Enterprises, Inc.(1)	545,000	16,115,650
Foundation Building Materials, Inc.(1)	1,024,995	15,159,676
GMS, Inc.(1)	80,000	3,011,200
MSC Industrial Direct Co., Inc., Class A	130,000	12,565,800
		46,852,326
TOTAL COMMON STOCKS (Cost $1,345,805,292)		1,566,108,240
CONVERTIBLE PREFERRED STOCKS — 0.7%
Machinery — 0.7%
Rexnord Corp., 5.75%, 11/15/19 (Cost $9,336,363)	185,000	10,891,875
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, BMO Capital Markets Corp.,(collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $16,695,414),in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $16,337,366)		16,335,369
Repurchase Agreement, Fixed Income Clearing Corp.,(collateralized by various U.S. Treasury obligations, 0.125%, 4/15/20, valued at $27,275,906),at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $26,741,604)		26,740,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	38,570	38,570
TOTAL TEMPORARY CASH INVESTMENTS (Cost $43,113,939)		43,113,939
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,398,255,594)		1,620,114,054
OTHER ASSETS AND LIABILITIES — 0.3%		4,396,219
TOTAL NET ASSETS — 100.0%		$1,624,510,273

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,566,108,240	—	—
Convertible Preferred Stocks	—	10,891,875	—
Temporary Cash Investments	38,570	43,075,369	—
	1,566,146,810	53,967,244	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2017 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income

CSW Industrials, Inc.(1)(2)	$26,124	$7,494	$9,304	$5,094	(2)	(2)	$2,009	—
Entravision Communications Corp., Class A(2)	29,109	12,072	20,442	3,678	(2)	(2)	2,576	$595
	$55,233	$19,566	$29,746	$8,772	—	—	$4,585	$595

(1) Non-income producing.
(2) Company was not an affiliate at December 31, 2017.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Value Fund
December 31, 2017

Value - Schedule of Investments
DECEMBER 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.0%
Aerospace and Defense — 0.9%
Textron, Inc.	268,311	15,183,719
United Technologies Corp.	118,740	15,147,662
		30,331,381
Automobiles — 1.1%
General Motors Co.	400,399	16,412,355
Honda Motor Co. Ltd.	568,100	19,477,599
		35,889,954
Banks — 14.6%
Bank of America Corp.	2,755,750	81,349,740
BB&T Corp.	633,100	31,477,732
BOK Financial Corp.	106,770	9,857,006
Comerica, Inc.	135,647	11,775,516
Cullen/Frost Bankers, Inc.	63,340	5,995,131
JPMorgan Chase & Co.	1,039,421	111,155,682
M&T Bank Corp.	124,860	21,349,811
PNC Financial Services Group, Inc. (The)	321,063	46,326,180
U.S. Bancorp	1,298,512	69,574,273
Wells Fargo & Co.	1,633,038	99,076,416
		487,937,487
Beverages — 0.4%
PepsiCo, Inc.	97,480	11,689,802
Building Products — 1.0%
Johnson Controls International plc	857,769	32,689,577
Capital Markets — 4.0%
Ameriprise Financial, Inc.	38,440	6,514,427
Franklin Resources, Inc.	237,170	10,276,576
Goldman Sachs Group, Inc. (The)	152,614	38,879,943
Invesco Ltd.	599,521	21,906,497
Northern Trust Corp.	356,187	35,579,519
State Street Corp.	211,285	20,623,529
		133,780,491
Communications Equipment — 2.1%
Cisco Systems, Inc.	1,819,179	69,674,556
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class A(1)	159	47,318,402
Berkshire Hathaway, Inc., Class B(1)	115,620	22,918,196
		70,236,598
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	2,281,160	88,691,501
Verizon Communications, Inc.	544,660	28,828,854
		117,520,355
Electric Utilities — 1.0%
Edison International	189,776	12,001,434
PG&E Corp.	486,756	21,821,272
		33,822,706
Electrical Equipment — 1.2%
Emerson Electric Co.	363,410	25,326,043

Hubbell, Inc.	102,951	13,933,388
		39,259,431
Electronic Equipment, Instruments and Components — 1.7%
Keysight Technologies, Inc.(1)	604,547	25,149,155
TE Connectivity Ltd.	331,679	31,522,772
		56,671,927
Energy Equipment and Services — 4.2%
Baker Hughes a GE Co.	460,539	14,571,454
Halliburton Co.	436,983	21,355,359
Helmerich & Payne, Inc.	193,073	12,480,239
National Oilwell Varco, Inc.	764,010	27,519,640
Schlumberger Ltd.	973,430	65,599,448
		141,526,140
Equity Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	481,560	16,979,806
Food and Staples Retailing — 1.8%
Sysco Corp.	228,582	13,881,785
Wal-Mart Stores, Inc.	458,271	45,254,261
		59,136,046
Food Products — 4.0%
Conagra Brands, Inc.	957,635	36,074,110
General Mills, Inc.	401,010	23,775,883
Kellogg Co.	379,314	25,785,766
Mondelez International, Inc., Class A	1,135,216	48,587,245
		134,223,004
Health Care Equipment and Supplies — 3.6%
Abbott Laboratories	564,440	32,212,591
Medtronic plc	662,450	53,492,837
Zimmer Biomet Holdings, Inc.	274,133	33,079,629
		118,785,057
Health Care Providers and Services — 3.9%
Cardinal Health, Inc.	328,300	20,114,941
Express Scripts Holding Co.(1)	318,899	23,802,621
HCA Healthcare, Inc.(1)	195,480	17,170,963
LifePoint Health, Inc.(1)	656,363	32,686,877
McKesson Corp.	176,070	27,458,117
Universal Health Services, Inc., Class B	79,017	8,956,577
		130,190,096
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.	140,927	9,353,325
Household Products — 3.0%
Procter & Gamble Co. (The)	1,107,334	101,741,848
Industrial Conglomerates — 2.8%
General Electric Co.	5,413,774	94,470,356
Insurance — 3.3%
Aflac, Inc.	164,453	14,435,684
Chubb Ltd.	225,923	33,014,128
MetLife, Inc.	585,238	29,589,633
Reinsurance Group of America, Inc.	154,399	24,075,436
Unum Group	194,450	10,673,361
		111,788,242
Leisure Products — 0.4%
Mattel, Inc.	851,912	13,102,407

Metals and Mining — 0.5%
BHP Billiton Ltd.	752,100	17,312,038
Multiline Retail — 0.8%
Target Corp.	418,044	27,277,371
Oil, Gas and Consumable Fuels — 14.3%
Anadarko Petroleum Corp.	648,080	34,763,011
Apache Corp.	337,665	14,256,216
Chevron Corp.	557,287	69,766,759
Cimarex Energy Co.	149,987	18,299,914
ConocoPhillips	813,243	44,638,908
Devon Energy Corp.	751,885	31,128,039
EOG Resources, Inc.	227,360	24,534,418
EQT Corp.	461,601	26,274,329
Exxon Mobil Corp.	451,769	37,785,959
Imperial Oil Ltd.	297,726	9,291,799
Noble Energy, Inc.	1,414,420	41,216,199
Occidental Petroleum Corp.	852,213	62,774,010
Royal Dutch Shell plc, B Shares	444,190	14,981,164
TOTAL SA	874,304	48,239,981
		477,950,706
Pharmaceuticals — 9.9%
Allergan plc	221,260	36,193,711
Bristol-Myers Squibb Co.	118,650	7,270,872
Johnson & Johnson	550,439	76,907,337
Merck & Co., Inc.	1,340,387	75,423,576
Pfizer, Inc.	2,722,173	98,597,106
Roche Holding AG	99,330	25,124,851
Teva Pharmaceutical Industries Ltd. ADR	660,017	12,507,322
		332,024,775
Road and Rail — 1.0%
Heartland Express, Inc.	1,363,002	31,812,467
Semiconductors and Semiconductor Equipment — 3.4%
Applied Materials, Inc.	151,134	7,725,970
Intel Corp.	1,355,527	62,571,126
QUALCOMM, Inc.	540,810	34,622,656
Teradyne, Inc.	196,339	8,220,714
		113,140,466
Software — 2.5%
Microsoft Corp.	255,052	21,817,148
Oracle Corp. (New York)	1,268,389	59,969,432
		81,786,580
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	342,230	34,116,908
Lowe's Cos., Inc.	134,154	12,468,273
		46,585,181
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc.	17,920	3,032,602
Hewlett Packard Enterprise Co.	451,225	6,479,591
HP, Inc.	451,225	9,480,237
		18,992,430
Textiles, Apparel and Luxury Goods — 1.0%
Ralph Lauren Corp.	163,970	17,002,049

Tapestry, Inc.	395,947	17,512,736
		34,514,785
Trading Companies and Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	85,147	8,230,309
TOTAL COMMON STOCKS (Cost $2,357,748,465)		3,240,427,700
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 3.75%, 8/31/18 - 11/15/46, valued at $36,469,508), in a joint trading account at 1.10%, dated 12/29/17, due 1/2/18 (Delivery value $35,687,386)		35,683,025
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 2.50%, 8/15/24 - 11/15/24, valued at $59,588,998), at 0.54%, dated 12/29/17, due 1/2/18 (Delivery value $58,415,505)		58,412,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	71,534	71,534
TOTAL TEMPORARY CASH INVESTMENTS (Cost $94,166,559)		94,166,559
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $2,451,915,024)		3,334,594,259
OTHER ASSETS AND LIABILITIES — 0.2%		5,018,981
TOTAL NET ASSETS — 100.0%		$3,339,613,240

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,934,360	AUD	15,624,878	JPMorgan Chase Bank N.A.	3/29/18	$(254,801)
USD	332,706	AUD	434,338	JPMorgan Chase Bank N.A.	3/29/18	(6,126)
USD	386,646	AUD	496,386	JPMorgan Chase Bank N.A.	3/29/18	(590)
USD	6,587,715	CAD	8,465,095	Morgan Stanley	3/29/18	(154,221)
USD	217,447	CAD	272,419	Morgan Stanley	3/29/18	481
USD	18,330,869	CHF	18,006,046	Credit Suisse AG	3/29/18	(261,276)
USD	36,669,539	EUR	30,953,640	UBS AG	3/29/18	(663,272)
USD	10,838,196	GBP	8,093,697	Morgan Stanley	3/29/18	(120,819)
USD	14,545,096	JPY	1,628,032,575	Credit Suisse AG	3/30/18	32,324
USD	408,907	JPY	46,016,100	Credit Suisse AG	3/30/18	(1,295)
						$(1,429,595)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,106,000,268	134,427,432	—
Temporary Cash Investments	71,534	94,095,025	—
	3,106,071,802	228,522,457	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	32,805	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,462,400	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 22, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 22, 2018